CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ 277,490	$ 548,875
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	197,295	228,126
Realized and unrealized losses (gains) on investments	(2,619)	(12,454)
Non-cash, stock-based compensation	22,087	15,177
Deferred tax expense (benefit) (Note 8)	5,536	218,076
Other, net	1,936	1,429
Change in noncurrent assets	11,230	(4,180)
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(4,127)	(8,926)
Changes in current assets and current liabilities, net	181,029	(243,560)
Net cash flows from operating activities	689,857	742,563
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(155,734)	(1,000,772)
Sales and maturities of marketable investment securities	212,334	905,231
Purchases of property and equipment	(167,054)	(232,903)
Change in restricted cash and marketable investment securities	(1,026)	(42,000)
Proceeds from sale of strategic investments		10,000
Net cash flows from investing activities	(111,480)	(360,444)
Cash Flows From Financing Activities:
Repayment of long-term debt and capital lease obligations	(8,077)	(8,498)
Other	1,045
Net cash flows from financing activities	(7,032)	(8,498)
Net increase (decrease) in cash and cash equivalents	571,345	373,621
Cash and cash equivalents, beginning of period	399,072	507,266
Cash and cash equivalents, end of period	970,417	880,887
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest (including capitalized interest)	114,226	114,752
Cash received for interest	1,692	3,399
Cash paid for income taxes	4,321	1,971
Cash paid for income taxes to DISH Network	$ 161,055	$ 99,274